Long-Term Trade And Unbilled Receivables And Contract Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Trade and unbilled receivables	$ 80,363	$ 60,854
Less - allowance for credit loss	640,701	457,316
Accounts Receivable, Allowance for Credit Loss, Noncurrent	(1,986)	(1,871)
Long-term trade and unbilled receivables and contract assets	$ 719,078	$ 516,299